Subsequent Events - Additional Information (Details) ₸ / shares in Units, ₸ in Millions, $ in Millions	Feb. 23, 2024 ₸ / shares	Jan. 16, 2024 USD ($) shares	Feb. 09, 2024 KZT (₸)	Jan. 16, 2024 KZT (₸) shares
GDR Buyback Program
Disclosure of non-adjusting events after reporting period [line items]
Repurchase program approved month and year		2023-10
Repurchase program termination amount | $		$ 100
Aggregate shares repurchase | shares		303,286		303,286
Aggregate value of shares repurchase				₸ 13,233
Third Bond Program Repayment
Disclosure of non-adjusting events after reporting period [line items]
Outstanding debt third issue of third bond program at the maturity in the amount			₸ 46,491
Proposed of Dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share | ₸ / shares	₸ 850